Document and Entity Information	Feb. 16, 2023
Prospectus:
Document Type	497
Document Period End Date	Feb. 16, 2023
Entity Registrant Name	SEI INSTITUTIONAL MANAGED TRUST
Entity Central Index Key	0000804239
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 17, 2023
Document Effective Date	Feb. 17, 2023
Prospectus Date	Jan. 31, 2023
Class F Prospectus | SIMT MULTI-ASSET INCOME FUND | Class F
Prospectus:
Trading Symbol	SIOAX
Class Y Prospectus | SIMT MULTI-ASSET INCOME FUND | Class Y
Prospectus:
Trading Symbol	SLIYX